Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
ASC 820, Fair Value Measurements and Disclosures, provides a framework for measuring fair value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The three levels of the fair value hierarchy are described as follows:

Level 1	Quoted prices in active markets that the Plan has ability to access for identical assets or liabilities

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities
Asset Valuation Techniques - Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The following describes the valuation methodologies used for assets measured at fair value:
Mutual funds and common stock – These investments consist of various publicly-traded mutual funds and the Company’s common stock. These investments are valued at the closing price reported on the active market on which the individual securities are traded.
Pooled separate accounts – These investments were valued by using the net asset value of the funds at year-end as a practical expedient. The net asset value (NAV) is not a publicly‑quoted price in an active market and is determined based upon the fair value of the underlying investments. The accounts have no unfunded commitment and redemption restrictions as participant transactions may occur daily.
Fair value information for investments that are measured on a recurring basis was as follows at December 31, 2025 and 2024:

	Fair Value Measurements at December 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual Funds	$643,594,025	$—	$—	$643,594,025
Rollins Inc. Common Stock	377,441,924	—	—	377,441,924
Total investments in fair value hierarchy	1,021,035,949	—	—	1,021,035,949

Investments measured at net asset value(1)(2)				114,536,188

Total Investments, at fair value				$1,135,572,137

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual Funds	$414,659,871	$—	$—	$414,659,871
Rollins Inc. Common Stock	317,549,115	—	—	317,549,115
Total Investments in fair value hierarchy	732,208,986	—	—	732,208,986

Investments measured at net asset value(1)(2)				231,347,799

Total Investments, at fair value				$963,556,785

(1) In accordance with ASC 820-10, investments that were measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

(2) The Capital Group EuroPacific Growth Pooled Separate Account wholly invests in the Capital Group EuroPacific Growth Trust, a common collective trust, which aims to provide long-term growth of capital by investing in attractively valued companies in developed and emerging markets that are positioned to benefit from innovation, economic growth, increasing consumer demand, or a turnaround in business conditions. Other pooled separate accounts are direct filing entities.